Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,062,659.98

Principal:
Principal Collections	$19,994,679.35
Prepayments in Full	$14,746,283.69
Liquidation Proceeds	$296,730.85
Recoveries	$1,457.07
Sub Total	$35,039,150.96
Collections	$38,101,810.94

Purchase Amounts:
Purchase Amounts Related to Principal	$110,414.71
Purchase Amounts Related to Interest	$790.85
Sub Total	$111,205.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,213,016.50

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,213,016.50
Servicing Fee	$760,206.84	$760,206.84	$0.00	$0.00	$37,452,809.66
Interest - Class A-1 Notes	$7,875.31	$7,875.31	$0.00	$0.00	$37,444,934.35
Interest - Class A-2 Notes	$114,233.33	$114,233.33	$0.00	$0.00	$37,330,701.02
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$37,192,066.02
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$37,138,683.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,138,683.77
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$37,112,120.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,112,120.77
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$37,090,554.77
Third Priority Principal Payment	$18,390,015.47	$18,390,015.47	$0.00	$0.00	$18,700,539.30
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$18,665,998.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,665,998.63
Regular Principal Payment	$28,714,365.94	$18,665,998.63	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,213,016.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$18,390,015.47
Regular Principal Payment					$18,665,998.63
Total					$37,056,014.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$37,056,014.10	$157.75	$7,875.31	$0.03	$37,063,889.41	$157.78
Class A-2 Notes	$0.00	$0.00	$114,233.33	$0.33	$114,233.33	$0.33
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$37,056,014.10	$34.53	$396,795.56	$0.37	$37,452,809.66	$34.90

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$41,570,538.57	0.1769712	$4,514,524.47	0.0192189
Class A-2 Notes	$342,700,000.00	1.0000000	$342,700,000.00	1.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$879,720,538.57	0.8198318	$842,664,524.47	0.7852985

Pool Information
Weighted Average APR	4.282%	4.268%
Weighted Average Remaining Term	53.16	52.36
Number of Receivables Outstanding	43,757	42,015
Pool Balance	$912,248,213.25	$876,973,809.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$874,155,766.50	$840,290,523.10
Pool Factor	0.8323066	0.8001234

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$13,154,607.14
Yield Supplement Overcollateralization Amount	$36,683,286.48
Targeted Overcollateralization Amount	$44,357,652.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,309,285.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		178	$126,295.07
(Recoveries)		3	$1,457.07
Net Losses for Current Collection Period			$124,838.00
Cumulative Net Losses Last Collection Period			$223,442.05
Cumulative Net Losses for all Collection Periods			$348,280.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.65%	264	$5,687,104.83
61-90 Days Delinquent	0.06%	19	$524,991.95
91-120 Days Delinquent	0.02%	5	$186,038.00
Over 120 Days Delinquent	0.01%	2	$64,494.03
Total Delinquent Receivables	0.74%	290	$6,462,628.81

Repossession Inventory:
Repossessed in the Current Collection Period		11	$224,126.73
Total Repossessed Inventory		16	$364,201.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0911%
Preceding Collection Period			0.1819%
Current Collection Period			0.1675%
Three Month Average			0.1468%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0658%
Preceding Collection Period			0.0686%
Current Collection Period			0.0619%
Three Month Average			0.0654%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer